Securities Sold Under Agreements to Repurchase	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Banking and Thrift [Abstract]
Securities Sold Under Agreements to Repurchase

12. Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase generally mature within one to four days from the transaction date. Securities underlying the agreements had an amortized cost of approximately $200.3 million and $190.6 million and fair value of approximately $199.2 million and $188.6 million at December 31, 2014 and September 30, 2014, respectively. The Company holds the securities under third-party safekeeping agreements.

14. Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase generally mature within one to four days from the transaction date. Securities underlying the agreements had an amortized cost of approximately $190.59 million and $226.16 million and fair value of approximately $188.61 million and $224.16 million at September 30, 2014 and 2013, respectively. The Company holds the securities under third-party safekeeping agreements.